CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Balance, shares at Dec. 31, 2018			75,000,000
Balance, amount at Dec. 31, 2018	$ 542,121	$ 0	$ 75,000	$ 26,340	$ 442,240	$ (1,459)
Shares issued for compensation, shares			135,000
Shares issued for compensation, amount	197,500	$ 0	$ 135	197,365	0	0
Foreign currency adjustment	4,075	0	0	0	0	4,075
Net income (loss)	(1,450,338)	$ 0	$ 0	0	(1,450,338)	0
Balance, shares at Dec. 31, 2019			75,135,000
Balance, amount at Dec. 31, 2019	(706,642)	$ 0	$ 75,135	223,705	(1,008,098)	2,616
Foreign currency adjustment	891	0	0	0	0	891
Net income (loss)	(99,274)	$ 0	$ 0	0	(99,274)	0
Balance, shares at Mar. 31, 2020			75,135,000
Balance, amount at Mar. 31, 2020	(805,025)	$ 0	$ 75,135	223,705	(1,107,372)	3,507
Balance, shares at Dec. 31, 2019			75,135,000
Balance, amount at Dec. 31, 2019	(706,642)	$ 0	$ 75,135	223,705	(1,008,098)	2,616
Foreign currency adjustment	(2,616)	0	0	0		(2,616)
Net income (loss)	(1,752,529)	$ 0	$ 0	0	(1,752,529)	0
Shares issued for services, shares		11,442,857	14,390,000
Shares issued for services, amount	545,614	$ 114	$ 14,390	531,110	0	0
Shares issued for conversion of debt, shares			26,531,813
Shares issued for conversion of debt, amount	193,878	$ 0	$ 26,532	167,346	0	0
Shares issued for private placements, shares			8,325,848
Shares issued for private placements, amount	396,297	$ 0	$ 8,326	387,971	0	0
Shares issued for inventory, shares			1,245,916
Shares issued for inventory, amount	179,500	$ 0	$ 1,246	178,254	0	0
Shares exchanged in acquisition, shares		20,000,000	(24,000,000)
Shares exchanged in acquisition, amount	536,606	$ 200	$ (24,000)	560,406	0	0
Shares issued for acquisition, shares			18,571,428
Shares issued for acquisition, amount	1,300,000	$ 0	$ 18,571	1,281,429	0	0
Balance, shares at Dec. 31, 2020		31,442,857	120,200,005
Balance, amount at Dec. 31, 2020	690,108	$ 314	$ 120,200	3,330,221	(2,760,627)	0
Net income (loss)	(316,250)	$ 0	$ 0	0	(316,250)	0
Shares issued for services, shares			4,000,000
Shares issued for services, amount	200,000	$ 0	$ 4,000	196,000	0	0
Shares issued for private placements, shares			5,470,799
Shares issued for private placements, amount	269,302	$ 0	$ 5,471	263,831	0	0
Shares issued for inventory, shares			500,000
Shares issued for inventory, amount	37,500	$ 0	$ 500	37,000	0	0
Balance, shares at Mar. 31, 2021		31,442,857	130,170,804
Balance, amount at Mar. 31, 2021	$ 880,660	$ 314	$ 130,171	$ 3,827,052	$ (3,076,877)	$ 0